PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2015	2014
Land	$3,074,052	$3,211,010
Power production plant	159,800,893	162,076,367
Grant proceeds for power plants	(52,965,236)	(52,965,236)
Wells	67,621,167	67,621,167
Grant proceeds for wells	(3,464,555)	(3,464,555)
Furniture and equipment	3,668,984	1,796,807
	177,735,305	178,275,560
Less: accumulated depreciation	(31,021,494)	(27,068,836)
	146,713,811	151,206,724
Construction in progress	21,022,981	15,652,722

	$167,736,792	$166,859,446

Schedule of Changes in Construction in Progress [Table Text Block]
	For the Year Ended December 31,
	2015	2014
Beginning balances	$15,652,722	$6,354,503
Development/construction	5,370,259	3,730,371
Grant reimbursements and rebates	-	(632,210)
Acquisitions	-	6,200,058
Ending balances	$21,022,981	$15,652,722

Schedule of Changes in Construction in Progress, by Project [Table Text Block]
	December 31,
	2015	2014
Raft River, Idaho:
Unit I, well improvements	$105,160	$-
Unit II, power plant, substation and transmission lines	750,493	750,493
Unit II, well construction	2,146,531	2,127,547
	3,002,184	2,878,040
San Emidio, Nevada:
Unit II, power plant, substation and transmission lines	426,942	383,536
Unit II, well construction	3,798,563	3,133,873
	4,225,505	3,517,409
Neal Hot Springs, Oregon:
Power plant and facilities	50,297	6,477
Well construction	314,360	-
	364,657	6,477

WGP Geysers, California:
Power plant and facilities	325,989	319,988
Well construction	7,690,748	6,139,421
	8,016,737	6,459,409
Crescent Valley, Nevada:
Well construction	1,228,888	133,058
El Ceibillo, Republic of Guatemala:
Well construction	4,176,510	2,649,829
Plant and facilities	8,500	8,500
	4,185,010	2,658,329

	$21,022,981	$15,652,722